Events After the Reporting Period - Additional Information (Detail) ₽ in Millions, € in Millions, $ in Millions	Feb. 28, 2022 USD ($)	Apr. 30, 2022	Apr. 13, 2022 EUR (€)	Apr. 13, 2022 RUB (₽)	Mar. 04, 2022 RUB (₽)	Feb. 28, 2022 RUB (₽)	Dec. 31, 2021 EUR (€)
Events After The Reporting Period [Line Items]
Repayment of Credit Facility | $	$ 141
Lease liabilities recognised					₽ 10,601
CYPRUS | Restriction Outside Cyprus Republic [Member]
Events After The Reporting Period [Line Items]
Restriction imposed on asset transfer | €							€ 80
Mechel Mining [member]
Events After The Reporting Period [Line Items]
Termination of Pledges on Ordinary Share	25% + 1
Beloretsk Metallurgical Plant (BMP) [member]
Events After The Reporting Period [Line Items]
Termination of Pledges on Ordinary Share	25% + 1
Russian rubles [Member]
Events After The Reporting Period [Line Items]
Mandatory conversion of export receivables						80.00%
Increase in key rate						20.00%
Decrease in key rate		17.00%
Repayment Of Loan [Member]
Events After The Reporting Period [Line Items]
Carrying Amount of Property Plant and Equipment Pledged as Security Released						₽ 6,653
Entering into significant commitments or contingent liabilities [member] | CYPRUS | Restriction Outside Cyprus Republic [Member] | Bottom of range [member]
Events After The Reporting Period [Line Items]
Restriction imposed on asset transfer				₽ 2,831
Entering into significant commitments or contingent liabilities [member] | CYPRUS | Restriction Outside Cyprus Republic [Member] | Top of range [member]
Events After The Reporting Period [Line Items]
Restriction imposed on asset transfer | €			€ 80